Derivatives and Hedging, Offsetting Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	$ 2,170,555	$ 2,512,250
Gross amounts offset in the statements of financial condition	(775,861)	(682,956)
Net amounts presented in the statement of financial condition	1,394,694	1,829,294
Future Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	1,905,937	2,391,563
Gross amounts offset in the statements of financial condition	(511,243)	(576,554)
Net amounts presented in the statement of financial condition	1,394,694	1,815,009
Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	264,618	120,687
Gross amounts offset in the statements of financial condition	(264,618)	(106,402)
Net amounts presented in the statement of financial condition	0	14,285
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	3,707,557	2,821,125
Gross amounts offset in the statements of financial condition	(963,112)	(854,299)
Net amounts presented in the statement of financial condition	2,744,445	1,966,826
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Future Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	2,692,207	2,359,953
Gross amounts offset in the statements of financial condition	(266,772)	(658,381)
Net amounts presented in the statement of financial condition	2,425,435	1,701,572
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	1,015,350	461,172
Gross amounts offset in the statements of financial condition	(696,340)	(195,918)
Net amounts presented in the statement of financial condition	319,010	265,254
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	2,409,346	1,834,150
Gross amounts offset in the statements of financial condition	(1,116,103)	(671,018)
Net amounts presented in the statement of financial condition	1,293,243	1,163,132
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Future Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	873,317	1,306,032
Gross amounts offset in the statements of financial condition	(134,615)	(374,233)
Net amounts presented in the statement of financial condition	738,702	931,799
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross amounts recognized	1,536,029	528,118
Gross amounts offset in the statements of financial condition	(981,488)	(296,785)
Net amounts presented in the statement of financial condition	$ 554,541	$ 231,333